Deferred Income Tax	12 Months Ended
Dec. 31, 2018
Deferred Income Tax
Deferred Income Tax

22.	Deferred income tax

As of the balance sheet date, deferred tax assets were capitalized for the first time due to the corporation tax and trade tax loss carryforwards that can currently be carried forward in Germany and the planned future tax profits of Biofrontera Pharma GmbH. Income from deferred tax amounts to EUR 10,400 thousand (2017: EUR 0 thousand; 2016: EUR 0 thousand). An amount of EUR 9 thousand from current income taxes was recognized (2017: EUR 0 thousand; 2016: EUR 0 thousand).